07054768

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

CERTNAS

1-33497

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
MAY 30 2007
1086

By Facsimile and First Class Mail

May 30, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
JUN 05 2007
B
THOMSON
FINANCIAL

Dear Ms. Peters:

This is to certify that on May 23, 2007 The Nasdaq Stock Market (the "Exchange") received from Amicus Therapeutics, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.01 par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

END